Financial instruments - Sensitivity analysis of market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ 448	$ 473	$ (341)
Commodity price sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%
Commodity price sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(30.00%)	(30.00%)
Commodity price sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Commodity price sensitivity [member] | Crude oil and refined products [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ 1,025	$ 569
Commodity price sensitivity [member] | Crude oil and refined products [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(1,025)	(563)
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	184	(33)
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ (94)	$ 49
Equity price risk [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(35.00%)	(35.00%)
Net gains (losses)	$ (684)	$ (631)
Equity price risk [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	35.00%	35.00%
Net gains (losses)	$ 684	$ 631
Currency risk sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(8.00%)	(9.00%)
Currency risk sensitivity [member] | Minimum (%) [member] | United States Dollar (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ (319)	$ (220)
Currency risk sensitivity [member] | Minimum (%) [member] | Norwegian kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ 322	$ 282
Currency risk sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	8.00%	9.00%
Currency risk sensitivity [member] | Maximum (%) [member] | United States Dollar (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ 319	$ 220
Currency risk sensitivity [member] | Maximum (%) [member] | Norwegian kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ (322)	$ (282)
Interest rate sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(0.60%)	(0.60%)
Net gains (losses)	$ 516	$ 526
Interest rate sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	0.60%	0.60%
Net gains (losses)	$ (516)	$ (526)